Additional Information on Consolidated Loss (Tables)	12 Months Ended
Mar. 31, 2022
Profit (loss) [abstract]
Schedule Of Additional Information On Consolidated Income Loss Explanatory
The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2022	2021
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	411,669	277,980
Government assistance
- tax credits (a)	(10,870)	(6,924)
- grants and loan forgiveness (b)	(6,234)	(6,530)
Other miscellaneous expenses	26,005	21,823
Depreciation of property and equipment	2,568	1,861
Depreciation of right-of used assets	2,867	1,906
	426,005	290,116

Expenses by Function
Cost of revenues	321,732	204,626
Selling, general and administrative expenses	98,838	81,723
Depreciation	5,435	3,767
	426,005	290,116

(a) Included in cost of revenues.
(b) For the year ended March 31, 2022, $4,910,000 and $1,324,000 (2021 - $5,363,000 and $1,167,000) were included in cost of revenues and selling, general and administrative expenses, respectively.